Capitalized Software Development Costs (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Research and Development [Abstract]
Capitalized software development costs	$ 8,361	$ 3,724
Less: Accumulated amortization	(976)	(87)
Capitalized software development costs, net	$ 7,385	$ 3,637